Summary of Significant Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2014
Accounting Policies [Abstract]
Property
Property consisted of:

	September 30,
	2014	2013
Land and land improvements	$25.6	$13.0
Buildings and leasehold improvements	295.0	139.9
Machinery and equipment	714.2	436.7
Software	31.5	28.4
Construction in progress	54.7	22.5
	1,121.0	640.5
Accumulated depreciation	(289.1)	(252.0)
	$831.9	$388.5

Other intangible assets
Other intangible assets consisted of:

	September 30, 2014			September 30, 2013
	Carrying Amount	Accum. Amort.	Net Amount	Carrying Amount	Accum. Amort.	Net Amount
Subject to amortization:
Customer relationships	$1,743.7	$(90.9)	$1,652.8	$258.6	$(41.0)	$217.6
Trademarks/brands	554.7	(43.9)	510.8	161.5	(25.8)	135.7
Other	24.7	(3.0)	21.7	4.7	(0.3)	4.4
	2,323.1	(137.8)	2,185.3	424.8	(67.1)	357.7
Not subject to amortization:
Trademarks/brands	457.7	—	457.7	540.7	—	540.7
	$2,780.8	$(137.8)	$2,643.0	$965.5	$(67.1)	$898.4